Investments - Additional Information (Detail) - USD ($) $ in Billions	Jun. 30, 2024	Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Equity investments without readily determinable fair values measured at cost with adjustments for observable changes in price or impairments	$ 3.9	$ 4.2